Statement to Securityholder

Ally Auto Receivables Trust 2011-4

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2011-4

	Asset Type:	Consumer Retail
2. Factor Summary

3. Interest Summary	Closing Date:	9/14/2011

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2011-4

5. Collateral Summary	Collection Period, Begin:	10/1/2011

	Collection Period, End:	10/31/2011

6. Charge-Off and Delinquency Rates	Determination Date:	11/10/2011

	Distribution Date:	11/15/2011
7. Credit Instruments
ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes and the Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2011-4
1. Distribution Summary

Class	CUSIP	Initial Note Principal Balance	Beginning Note Principal Balance	Note Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Carryover Shortfall	Interest Carryover Shortfall	Ending Note Principal Balance (1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005XAA6	281,170,000.00	182,114,034.42	0.31535000	41,652,294.99	46,262.78	41,698,557.77	0.00	0.00	140,461,739.43
A-2	02005XAB4	399,300,000.00	399,300,000.00	0.65000000	0.00	216,287.50	216,287.50	0.00	0.00	399,300,000.00
A-3	02005XAC2	414,280,000.00	414,280,000.00	0.79000000	0.00	272,734.33	272,734.33	0.00	0.00	414,280,000.00
A-4	02005XAD0	166,820,000.00	166,820,000.00	1.14000000	0.00	158,479.00	158,479.00	0.00	0.00	166,820,000.00
B	02005XAE8	47,200,000.00	47,200,000.00	1.80000000	0.00	70,800.00	70,800.00	0.00	0.00	47,200,000.00
C	02005XAF5	37,080,000.00	37,080,000.00	2.20000000	0.00	67,980.00	67,980.00	0.00	0.00	37,080,000.00
Deal Totals		1,345,850,000.00	1,246,794,034.42		41,652,294.99	832,543.61	42,484,838.60	0.00	0.00	1,205,141,739.43

Statement to Securityholder

Ally Auto Receivables Trust 2011-4

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor
A-1	647.70080172	148.13918622	0.16453669	148.30372291	0.00000000	499.56161550
A-2	1,000.00000000	0.00000000	0.54166667	0.54166667	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	0.65833333	0.65833333	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	0.95000000	0.95000000	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.50000000	1.50000000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.83333333	1.83333333	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	926.39895562
Ending Aggregate Note Pool Factor:	895.45026521

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2011-4
3. Interest Summary

A. Target Interest Summary
Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	182,114,034.42	10/17/2011	11/14/2011	Actual/360	N/A	N/A	0.31535000	0.31535000	46,262.78
A-2	399,300,000.00	10/17/2011	11/14/2011	30/360	N/A	N/A	0.65000000	0.65000000	216,287.50
A-3	414,280,000.00	10/17/2011	11/14/2011	30/360	N/A	N/A	0.79000000	0.79000000	272,734.33
A-4	166,820,000.00	10/17/2011	11/14/2011	30/360	N/A	N/A	1.14000000	1.14000000	158,479.00
B	47,200,000.00	10/17/2011	11/14/2011	30/360	N/A	N/A	1.80000000	1.80000000	70,800.00
C	37,080,000.00	10/17/2011	11/14/2011	30/360	N/A	N/A	2.20000000	2.20000000	67,980.00

B. Interest Payment Amount Summary
Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution	Remaining Unpaid Interest Carryover Shortfall
				(2) - (3) = (4)	(1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	46,262.78	0.00	46,262.78	0.00
A-2	0.00	216,287.50	0.00	216,287.50	0.00
A-3	0.00	272,734.33	0.00	272,734.33	0.00
A-4	0.00	158,479.00	0.00	158,479.00	0.00
B	0.00	70,800.00	0.00	70,800.00	0.00
C	0.00	67,980.00	0.00	67,980.00	0.00
Deal Totals	0.00	832,543.61	0.00	832,543.61	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2011-4
4. Collections and Distributions

Collections
Receipts During the Period	48,052,997.78
Administrative Purchase Payments	53,651.07
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	250,457.15
Other Fees or Expenses Paid	0.00
Total Collections	48,357,106.00

Beginning Reserve Account Balance	6,742,764.82
Total Available Amount	55,099,870.82

Distributions
Total Available Amount	55,099,870.82
Basic Servicing Fee	1,099,902.22
Aggregate Class A Interest Distributable Amount	693,763.61
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	70,800.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	67,980.00
Third Priority Principal Distributable Amount	28,166,765.36
Reserve Account Deposit	6,742,764.82
Noteholders' Regular Principal Distributable Amount	13,485,529.63
Indenture Trustee Expenses	0.00
Excess Total Available Amount to the Certificateholders	4,772,365.18

Supplemental Servicing Fees	39,564.27
Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2011-4

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
Deal Totals	Number of Receivables	62,937	61,000	60,082
	Aggregate Receivables Principal Balance	1,348,552,963.21	1,260,279,564.05	1,218,627,269.06
	Aggregate Amount Financed	1,414,008,601.93	1,319,882,660.82	1,275,456,757.04

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception Weighted Average Coupon	Beginning Weighted Average Coupon	Ending Weighted Average Coupon	Inception Weighted Average Original Maturity	Beginning Weighted Average Original Maturity	Ending Weighted Average Original Maturity	Inception Weighted Average Remaining Maturity	Beginning Weighted Average Remaining Maturity	Ending Weighted Average Remaining Maturity
Deal Totals	3.91000000	3.89662660	3.88807353	63.54	63.53	63.51	53.97	52.03	51.09

C. Pool Composition – Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.40%	1.31%	1.26%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2011-4
6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	1,297,669,708.93	100,334.45	0.0928%	60,082	25	0.0416%
Preceding	1,342,809,133.29	37,615.35	0.0336%	61,000	24	0.0393%
Next Preceding	1,389,872,103.84	0.00	0.0000%	61,944	0	0.0000%
Three Month Average			0.0421%			0.0270%
B. Cumulative

	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate	Delinquency Stratification	Total Accounts	Total Balance
Totals	1,414,008,601.93	137,949.80	0.0098%	31 - 60 days	173	4,091,667.87
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2011-4 related to delinquencies, charge offs or uncollectible accounts.				61 - 90 days	20	483,277.25
				> 90 days	5	89,380.32
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
				Bankruptcies	Total Accounts	Total Balance
				Prior Period1	27	596,562.69
				Current Period	13	328,089.56
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off2	3	40,101.37
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status and charge offs on prior period bankruptcies.				Ending Inventory	37	884,550.88

7. Credit Instruments

Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	6,742,764.82	6,742,764.82	0.00	0.00	0.00	6,742,764.82	6,742,764.82

Statement to Securityholder

Ally Auto Receivables Trust 2011-4
8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	Yes
Initial Overcollateralization	2,702,963.21
Current Overcollateralization	13,485,529.63
Overcollateralization Target	13,485,529.63
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2011-4.  This Servicer Certificate should not be relied upon with respect to any other security.  The information contained herein is only an indication of past performance and does not predict how AART 2011-4 will perform in the future.